Defined benefit plans - Summary of sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	₩ (180,402)	₩ (190,760)
Decrease	204,053	205,916
Future salary increase rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	211,736	209,531
Decrease	₩ (190,347)	₩ (196,909)